UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number: 28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            November 11, 2005

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   $137,142


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Cinergy Corp                            Com       172474108    3,166     71,300  Sh        Defined      02,03     71,300    0     0
Comcast Corp New                     Cl A Spl     20030N200    9,659    335,624  Sh        Defined      02,03    335,624    0     0
Enzon Pharmaceuticals Inc               Com       293904108    6,599    999,793  Sh        Defined      02,03    999,793    0     0
Gillette Co                             Com       375766102   25,387    436,200  Sh        Defined      02,03    436,200    0     0
Guidant Corp                            Com       401698105   11,036    160,200  Sh        Defined      02,03    160,200    0     0
Hibernia Corp                          Cl A       428656102   17,456    581,100  Sh        Defined      02,03    581,100    0     0
Ivax Corp                               Com       465823102   15,737    597,000  Sh        Defined      02,03    597,000    0     0
MBNA Corp                               Com       55262L100    9,080    368,500  Sh        Defined      02,03    368,500    0     0
Macromedia Inc                          Com       556100105   15,085    370,900  Sh        Defined      02,03    370,900    0     0
Nextel Partners Inc                    CL A       65333F107    4,054    161,500  Sh        Defined      02,03    161,500    0     0
Pacificare Health System Inc            Com       695112102    6,869     86,100  Sh        Defined      02,03     86,100    0     0
Public Service Enterprise Group         Com       744573106    1,062     16,500  Sh        Defined      02,03     16,500    0     0
Reebok International Ltd                Com       758110100    2,517     44,500  Sh        Defined      02,03     44,500    0     0
Sears Holdings Corp                     Com       812350106    5,313     42,700  Sh        Defined      02,03     42,700    0     0
Siebel Systems Inc                      Com       826170102    1,846    178,700  Sh        Defined      02,03    178,700    0     0
York International Corp New             Com       986670107    2,276     40,600  Sh        Defined      02,03     40,600    0     0